Basis of Presentation and Summary of Significant Accounting Policies (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Segment Entity	Dec. 31, 2012	Dec. 31, 2011	Jan. 02, 2014
Accounting Policies [Line Items]
Number of Non-wholly Owned Entities Consolidated	6
Financing Receivables Portfolio Segments	2
Increase (Decrease) in Self Insurance Reserve	$ 38	$ 27	$ 33
Liability for Unpaid Claims and Claims Adjustment Expense, Claims Paid	36	37	33
Reclassified unrecognized tax benefits				$ 108
Building and Building Improvements [member] | Minimum [member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	8 years
Building and Building Improvements [member] | Maximum [member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Furniture and Equipment [member] | Minimum [member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Equipment [member] | Maximum [member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	8 years
Computer Equipment and Acquired Software [member] | Minimum [member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Computer Equipment and Acquired Software [member] | Maximum [member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years